LEGG MASON VALUE TRUST, INC.

                    Supplement to the Legg Mason Equity Funds
                  Primary Class Prospectus dated August 1, 2004

The first two paragraphs of the section entitled "Portfolio Management" beginning on Page 26 of the prospectus are replaced in their entirety with the following one paragraph:

         Bill Miller, CFA, Chief Executive Officer of LMFM, has had primary responsibility for the day-to-day management of Value Trust since 1990. From Value Trust's inception, in 1982, to November 1990, Mr. Miller co-managed the fund. Mr. Miller also leads the LMFM investment team responsible for the management of Special Investment Trust. Mr. Miller managed or co-managed Special Investment Trust from its inception in 1985 until 2001. From 2001 to 2004, another portfolio manager at LMFM managed the fund. Mr. Miller resumed management responsibilities for Special Investment Trust on January 14, 2004.

This supplement should be retained with your prospectus for future reference.

                    This supplement is dated October 1, 2004.

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                          LEGG MASON VALUE TRUST, INC.

                    Supplement to the Legg Mason Equity Funds
         Institutional Class and Financial Intermediary Class Prospectus
                              dated August 1, 2004

The first two paragraphs of the section entitled "Portfolio Management" on Page 25 of the prospectus are replaced in their entirety with the following one paragraph:

         Bill Miller, CFA, Chief Executive Officer of LMFM, has had primary responsibility for the day-to-day management of Value Trust since 1990. From Value Trust's inception, in 1982, to November 1990, Mr. Miller co-managed the fund. Mr. Miller also leads the LMFM investment team responsible for the management of Special Investment Trust. Mr. Miller managed or co-managed Special Investment Trust from its inception in 1985 until 2001. From 2001 to 2004, another portfolio manager at LMFM managed the fund. Mr. Miller resumed management responsibilities for Special Investment Trust on January 14, 2004.

This supplement should be retained with your prospectus for future reference.

                    This supplement is dated October 1, 2004.